UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund

Mid Cap Value Fund

Semi-Annual Report

September 30, 2014

Fund Adviser:

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio 45431

Toll Free 1-888-899-8343

DEAN SMALL CAP VALUE FUND

PERFORMANCE SUMMARY (Unaudited)

Total Returns for the Periods Ended September 30, 2014*
			Average Annual
Fund/Index	Six Months	1 Year	5 Year	10 Year
Dean Small Cap Value Fund	-1.69%	6.44%	14.76%	7.48%
Russell 2000 Value Index**	-6.40%	4.12%	13.02%	7.25%
Russell 2000 Index**	-5.46%	3.93%	14.29%	8.19%

Total annual operating expenses, as disclosed in the Fund’s prospectus, were 1.22% of average daily net assets (1.26% after expense recapture by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets through July 31, 2015, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.25% expense cap. This expense cap may not be terminated prior to July 31, 2015 except by the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Comparison of the Change in Value of a $10,000 Investment in the Dean Small Cap Value Fund,

the Russell 2000 Index and Russell 2000 Value Index (Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index and the Russell 2000 Value Index on September 30, 2004 and held through September 30, 2014.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

DEAN MID CAP VALUE FUND

PERFORMANCE SUMMARY – (Unaudited)

Total Returns for the Periods Ended September 30, 2014*
			Average Annual
Fund/Index	Six Months	1 Year	5 Year	10 Year
Dean Mid Cap Value Fund	-0.13%	11.17%	11.37%	4.93%
Russell Midcap Value Index**	2.83%	17.46%	17.24%	10.17%
Russell Midcap Index**	3.22%	15.83%	17.19%	10.34%

Total annual operating expenses, as disclosed in the Fund’s prospectus, were 2.01% of average daily net assets (1.50% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets through July 31, 2015, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not exceed the 1.50% expense cap. This expense cap may not be terminated prior to July 31, 2015 except by the Board of Trustees

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000® Value Index to the Russell Midcap® Value and Russell Midcap® Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 5 and 10 year returns vary substantially from those of the Midcap indices.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Comparison of the Change in the Value of a $10,000 Investment in the Dean Mid Cap Value Fund,

the Russell Midcap Index and the Russell Midcap Value Index

(Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell Midcap Index and the Russell Midcap Value Index on September 30, 2004 and held through September 30, 2014.

The Russell Midcap Index and the Russell Midcap Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total investments.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

DEAN MID CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total investments.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

PORTFOLIO HOLDINGS – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2014 to September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dean Small Cap Value Fund	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period April 1, 2014 – September 30, 2014*
Actual	$1,000.00	$983.10	$6.21
Hypothetical**	$1,000.00	$1,018.80	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Dean Mid Cap Value Fund	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period April 1, 2014 – September 30, 2014*
Actual	$1,000.00	$998.70	$7.52
Hypothetical**	$1,000.00	$1,017.55	$7.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS – 95.13%	Shares	Fair Value

Consumer Discretionary – 10.65%
Cracker Barrel Old Country Store, Inc.	5,945	$613,465
Genesco, Inc. *	31,120	2,326,220
Helen of Troy Ltd. *	23,009	1,208,433
Hillenbrand, Inc.	86,335	2,666,888
John Wiley & Sons, Inc. – Class A	30,415	1,706,586
Liberty Tax, Inc. *	24,565	793,450
Northwestern Corp.	53,585	2,430,616
Steve Madden, Ltd. *	24,600	792,858
Winmark Corp.	9,430	693,105

		13,231,621

Consumer Staples – 8.22%
Andersons, Inc. / The	43,956	2,763,953
Calavo Growers, Inc.	38,605	1,742,630
Cal-Maine Foods, Inc.	25,970	2,319,900
Casey’s General Stores, Inc.	19,505	1,398,508
National Beverage Corp. *	101,825	1,985,587

		10,210,578

Energy – 2.06%
Atwood Oceanics, Inc. *	15,900	694,671
World Fuel Services Corp.	46,795	1,868,056

		2,562,727

Financials – 18.48%
American Equity Investment Life Holding Co.	87,505	2,002,114
BancFirst Corp.	16,610	1,039,122
BBCN Bancorp, Inc.	130,785	1,908,153
Bryn Mawr Bank Corp.	86,952	2,463,350
Enstar Group Ltd. *	6,385	870,403
First NBC Bank Holding Co. *	38,465	1,259,729
Horizon Bancorp.	80,905	1,864,051
Lakeland Financial Corp.	32,685	1,225,688
Avista Corp.	45,530	1,390,031
Primerica, Inc.	54,982	2,651,232
ProAssurance Corp	56,120	2,473,208
Southside Bancshares, Inc.	80,020	2,660,665
United Financial Bancorp, Inc. *	91,414	1,160,044

		22,967,790

Health Care – 4.43%
Ensign Group, Inc./The	28,310	985,188
Haemonetics Corp. *	40,125	1,401,165
Thoratec Corp. *	62,575	1,672,630
US Physical Therapy, Inc.	40,710	1,440,727

		5,499,710

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2014 (Unaudited)

COMMON STOCKS – 95.13% – continued	Shares	Fair Value

Industrials – 19.32%
AZZ, Inc.	66,215	$2,765,801
Barnes Group, Inc.	33,950	1,030,383
Badger Meter, Inc.	24,905	1,256,457
Blount International, Inc. *	143,825	2,176,072
Clean Harbors, Inc. *	42,815	2,308,585
Crane Co.	33,692	2,129,671
Cubic Corp.	41,880	1,959,984
EMCOR Group, Inc.	30,138	1,204,314
Exponent, Inc.	8,875	629,060
John Bean Technologies Corp.	48,135	1,354,038
Kadant, Inc.	16,813	656,548
Sun Hydraulics Corp.	16,835	632,828
UniFirst Corp.	6,315	609,966
United Stationers, Inc.	49,135	1,846,002
URS Corp.	48,760	2,809,064
Woodward, Inc.	13,570	646,203

		24,014,976

Information Technology – 9.94%
Anixter International, Inc.	19,145	1,624,262
ARRIS Group, Inc. *	36,790	1,043,180
Cardtronics, Inc. *	17,060	600,512
Global Cash Access Holdings, Inc. *	248,315	1,676,126
j2 Global, Inc.	12,830	633,289
MTS Systems Corp.	35,330	2,411,626
NETGEAR, Inc. *	18,970	592,813
Tech Data Corp. *	46,841	2,757,061
VASCO Data Security International, Inc. *	54,440	1,022,383

		12,361,252

Materials – 5.29%
Balchem Corp.	12,025	680,254
Compass Minerals International, Inc.	7,255	611,451
Hawkins, Inc.	35,510	1,276,940
Innophos Holdings, Inc.	12,390	682,565
Olin Corp.	24,915	629,104
Royal Gold, Inc.	41,415	2,689,490

		6,569,804

Real Estate Investment Trusts – 10.47%
Apollo Commercial Real Estate Finance, Inc.	75,965	1,193,410
Chatham Lodging Trust	126,110	2,910,619
LTC Properties, Inc.	82,820	3,055,230
Ryman Hospitality Properties, Inc.	48,900	2,312,970
Sovran Self Storage, Inc.	17,315	1,287,543
Summit Hotel Properties, Inc.	208,935	2,252,319

		13,012,091

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2014 (Unaudited)

COMMON STOCKS – 95.13% – continued	Shares	Fair Value

Utilities – 6.27%
Empire District Electric Co./The	82,590	$1,994,548
Laclede Group, Inc./The	37,000	1,716,800
New Jersey Resources Corp.	63,740	3,219,507
WGL Holdings, Inc.	20,400	859,248

		7,790,103

TOTAL COMMON STOCKS (Cost $99,246,111)		118,220,652

MONEY MARKET SECURITIES – 2.28%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.04% (a)	2,833,034	2,833,034

TOTAL MONEY MARKET SECURITIES (Cost $2,833,034)		2,833,034

TOTAL INVESTMENTS – 97.41% (Cost $102,079,145)		$121,053,686

Other Assets in Excess of Liabilities – 2.59%		3,214,695

TOTAL NET ASSETS – 100.00%		$124,268,381

(a)	Rate disclosed is the seven day yield as of September 30, 2014.

*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS – 96.44%	Shares	Fair Value

Consumer Discretionary – 8.23%
Aramark	9,074	$238,646
Interpublic Group of Cos., Inc./The	14,795	271,044
Macy’s, Inc.	4,556	265,068
Newell Rubbermaid, Inc.	7,969	274,213
Ralph Lauren Corp.	1,529	251,872

		1,300,843

Consumer Staples – 6.50%
Energizer Holdings, Inc.	2,269	279,564
Ingredion, Inc.	3,616	274,057
JM Smucker Co./The	2,463	243,812
Kellogg Co.	3,735	230,076

		1,027,509

Energy – 6.20%
Baker Hughes, Inc.	3,451	224,522
Cameron International Corp. *	4,117	273,287
Noble Energy, Inc.	3,393	231,946
QEP Resources, Inc.	8,167	251,380

		981,135

Financials – 18.28%
Allstate Corp./The	4,169	255,852
Ameriprise Financial, Inc.	2,495	307,833
Commerce Bancshares, Inc.	6,414	286,353
Discover Financial Services	4,767	306,947
KeyCorp	25,288	337,089
M&T Bank Corp.	2,269	279,745
Reinsurance Group of America, Inc.	3,061	245,278
Torchmark Corp.	6,492	339,986
Unum Group	7,917	272,187
W.R. Berkley Corp.	5,418	258,981

		2,890,251

Health Care – 10.03%
Agilent Technologies, Inc.	4,235	241,310
C.R. Bard, Inc.	2,082	297,122
CareFusion Corp. *	5,946	269,057
Mednax, Inc. *	4,820	264,232
Patterson Companies, Inc.	6,290	260,595
Zimmer Holdings, Inc.	2,533	254,693

		1,587,009

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2014 (Unaudited)

COMMON STOCKS – 96.44% – continued	Shares	Fair Value

Industrials – 14.66%
Clean Harbors, Inc. *	3,991	$215,195
CSX Corp.	9,517	305,115
Dover Corp.	2,973	238,821
Flowserve Corp.	3,061	215,862
Fluor Corp.	3,360	224,414
Parker Hannifin Corp.	2,375	271,106
Republic Services, Inc.	7,619	297,293
Snap-on, Inc.	2,287	276,910
W.W. Grainger, Inc.	1,091	274,550

		2,319,266

Information Technology – 11.72%
Arrow Electronics, Inc. *	4,697	259,979
Global Payments, Inc.	3,360	234,797
KLA-Tencor Corp.	3,295	259,580
Linear Technology Corp.	5,893	261,590
Symantec Corp.	10,802	253,955
Synopsys, Inc. *	8,410	333,835
TE Connectivity Ltd.	4,521	249,966

		1,853,702

Materials – 5.79%
Eastman Chemical Co.	3,181	257,311
FMC Corp.	4,465	255,353
Reliance Steel & Aluminum Co.	2,308	157,867
Sealed Air Corp.	7,037	245,451

		915,982

Real Estate Investment Trusts – 6.50%
Equity Lifestyle Properties, Inc.	6,052	256,363
RLJ Lodging Trust	9,465	269,469
Ventas, Inc.	3,642	225,622
Weingarten Realty Investors	8,800	277,200

		1,028,654

Utilities – 8.53%
AGL Resources, Inc.	5,330	273,642
CMS Energy Corp.	8,585	254,631
SCANA Corp.	5,630	279,304
Westar Energy, Inc.	7,793	265,897
Xcel Energy, Inc.	9,042	274,877

		1,348,351

TOTAL COMMON STOCKS (Cost $11,773,903)		15,252,702

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2014 (Unaudited)

	Shares	Fair Value

MONEY MARKET SECURITIES – 3.53%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.04% (a)	557,441	$557,441

TOTAL MONEY MARKET SECURITIES (Cost $557,441)		557,441

TOTAL INVESTMENTS – 99.97% (Cost $12,331,344)		$15,810,143

Other Assets in Excess of Liabilities – 0.03%		5,333

TOTAL NET ASSETS – 100.00%		$15,815,476

(a)	Rate disclosed is the seven day yield as of September 30, 2014.

*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

DEAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2014

(Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investment in securities:
At cost	$102,079,145	$12,331,344

At fair value	$121,053,686	$15,810,143
Receivable for investments sold	5,644,383	–
Receivable for fund shares sold	148,670	–
Interest receivable	266	40
Dividends receivable	230,856	24,283
Prepaid expenses	14,872	10,172

Total Assets	127,092,733	15,844,638

Liabilities
Payable for investments purchased	2,648,217	–
Payable for fund shares redeemed	51,856	–
Payable to Adviser	91,211	8,521
Payable to administrator, fund accountant, and transfer agent	16,433	4,686
Payable to custodian	1,546	392
Other accrued expenses	15,089	15,563

Total Liabilities	2,824,352	29,162

Net Assets	$124,268,381	$15,815,476

Net Assets consist of:
Paid-in capital	$93,756,174	$15,208,932
Accumulated undistributed net investment income	936,286	55,999
Accumulated undistributed net realized gain (loss) from investment transactions	10,601,380	(2,928,254)
Net unrealized appreciation on investments	18,974,541	3,478,799

Net Assets	$124,268,381	$15,815,476

Shares outstanding (unlimited number of shares authorized, no par value)	7,922,615	1,068,327

Net asset value, offering and redemption price per share	$15.69	$14.80

See accompanying notes which are an integral part of the financial statements.

DEAN FUNDS

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2014

(Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $106 and $498)	$1,250,408	$143,214

Total investment income	1,250,408	143,214

Expenses
Investment Adviser fee	593,119	80,864
Administration expenses	39,732	4,653
Fund accounting expenses	30,238	3,581
Transfer agent expenses	51,455	14,798
Legal expenses	13,146	12,932
Registration expenses	15,564	9,894
Custodian expenses	10,496	1,642
Audit expenses	7,270	7,270
Trustee expenses	6,095	6,095
Insurance expense	5,931	2,038
Pricing expenses	1,898	1,656
Report printing expense	17,616	462
CCO expense	4,221	4,221
Overdraft expense	28	–
Miscellaneous expenses	1,790	1,271

Total expenses	798,599	151,377
Fees recouped by Adviser	18,795	–
Fees waived by Adviser	–	(30,086)

Net operating expenses	817,394	121,291

Net investment income	433,014	21,923

Net Realized and Unrealized Loss on Investments
Net realized gain on investment securities transactions	2,330,510	435,246
Net change in unrealized depreciation of investment securities	(4,705,287)	(480,413)

Net realized and unrealized loss on investments	(2,374,777)	(45,167)

Net decrease in net assets resulting from operations	$(1,941,763)	$(23,244)

See accompanying notes which are an integral part of the financial statements.

DEAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$433,014	$503,276	$21,923	$34,076
Net realized gain on investment securities	2,330,510	8,662,625	435,246	937,702
Net change in unrealized appreciation (depreciation) of investment securities	(4,705,287)	13,640,301	(480,413)	1,746,972

Net increase (decrease) in net assets resulting from operations	(1,941,763)	22,806,202	(23,244)	2,718,750

Distributions
From net investment income	–	(21,427)	–	(8,760)
From net realized gains	–	(4,294,051)	–	–

Total distributions	–	(4,315,478)	–	(8,760)

Capital Transactions
Proceeds from shares sold	14,913,547	56,334,010	135,766	564,447
Reinvestment of distributions	–	3,972,153	–	8,511
Amount paid for shares redeemed	(26,107,245)	(20,882,484)	(329,563)	(253,603)

Net increase (decrease) in net assets resulting from capital transactions	(11,193,698)	39,423,679	(193,797)	319,355

Total Increase (Decrease) in Net Assets	(13,135,461)	57,914,403	(217,041)	3,029,345

Net Assets
Beginning of period	137,403,842	79,489,439	16,032,517	13,003,172

End of period	$124,268,381	$137,403,842	$15,815,476	$16,032,517

Accumulated undistributed net investment income included in net assets at end of period	$936,286	$503,272	$55,999	$34,076

Share Transactions
Shares sold	932,082	3,825,788	9,097	43,090
Shares issued in reinvestment of distributions	–	259,279	–	603
Shares redeemed	(1,617,964)	(1,374,845)	(22,343)	(18,733)

Net increase (decrease) in shares outstanding	(685,882)	2,710,222	(13,246)	24,960

See accompanying notes which are an integral part of the financial statements.

DEAN FUNDS

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

			For the Years ended
	September 30, 2014 (Unaudited)		March 31, 2014	March 31, 2013	March 31, 2012		March 31, 2011	March 31, 2010
Net asset value, beginning of period	$15.96		$13.48	$11.58	$11.41		$9.57	$5.08

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.06	0.02 (a)	0.04	(a)	0.02 (a)	0.12
Net realized and unrealized gains (losses) on investments	(0.33)		2.96	1.92	0.14		1.93 (b)	4.45

Total income (loss) from investment operations	(0.27)		3.02	1.94	0.18		1.95	4.57

Less distributions:
From net investment income			– (c)	(0.04)	(0.01)		(0.11)	(0.08)
From net realized gains	–		(0.54)	–	–		–	–

Total distributions	–		(0.54)	(0.04)	(0.01)		(0.11)	(0.08)

Net asset value, end of period	$15.69		$15.96	$13.48	$11.58		$11.41	$9.57

Total Return (d)	(1.69	)%(f)	22.57%	16.81%	1.58%		20.47%	90.14%
Ratios and Supplemental Data
Net assets, end of period (000)	$124,268		$137,404	$79,489	$54,277		$30,274	$18,965
Ratio of expenses to average net assets
After fee waivers and/or expense reimbursement/recoupment by Adviser	1.25	%(g)	1.25%	1.25%	1.32	%(e)	1.50%	1.50%
Before fee waivers and/or expense reimbursement/recoupment by Adviser	1.21	%(g)	1.21%	1.41%	1.58%		2.03%	2.30%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense reimbursement/recoupment by Adviser	0.66	%(g)	0.44%	0.13%	0.36%		0.20%	1.58%
Before fee waivers and/or expense reimbursement/recoupment by Adviser	0.69	%(g)	0.48%	(0.03)%	0.10%		(0.33)%	0.78%
Portfolio turnover rate	43	%(f)	96%	142%	214%		183%	165%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(c)	Rounds to less than $0.005 per share.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Effective August 1, 2011, the Adviser agreed to waive fees to maintain Fund expenses at 1.25% (excluding Service fees). Prior to that date, the expense cap was 1.50%.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

			For the Years ended
	September 30, 2014 (Unaudited)		March 31, 2014	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Net asset value, beginning of period	$14.82		$12.31	$10.81	$10.52	$9.89	$6.32

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.06	0.03	0.08 (a)	0.07
Net realized and unrealized gains (losses) on investments	(0.04)		2.49	1.52	0.31	0.65 (b)	3.59

Total income (loss) from investment operations	(0.02)		2.52	1.58	0.34	0.73	3.66

Less distributions:
From net investment income	–		(0.01)	(0.08)	(0.05)	(0.10)	(0.09)

Total distributions	–		(0.01)	(0.08)	(0.05)	(0.10)	(0.09)

Net asset value, end of period	$14.80		$14.82	$12.31	$10.81	$10.52	$9.89

Total Return (c)	(0.13	)%(d)	20.46%	14.71%	3.29%	7.39%	57.97%
Ratios and Supplemental Data
Net assets, end of period (000)	$15,815		$16,033	$13,003	$10,929	$9,985	$14,218
Ratio of expenses to average net assets:
After fee waivers and/or expense reimbursement by Adviser	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Before fee waivers and/or expense reimbursement by Adviser	1.87	%(e)	2.01%	2.23%	2.57%	2.52%	2.39%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense reimbursement by Adviser	0.27	%(e)	0.24%	0.52%	0.34%	0.82%	0.80%
Before fee waivers and/or expense reimbursement by Adviser	(0.10	)%(e)	(0.27)%	(0.20)%	(0.73)%	(0.20)%	(0.09)%
Portfolio turnover rate	18	%(d)	43%	49%	59%	111%	62%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Mid Cap Fund was formerly known as the Dean Large Cap Value Fund. The name change was effective March 31, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2010.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the period ended September 30, 2014, there were no material reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2014 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$118,220,652	$–	$–	$118,220,652
Money Market Securities	2,833,034	–	–	2,833,034
Total	$121,053,686	$–	$–	$121,053,686

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at September 30, 2014 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$15,252,702	$–	$–	$15,252,702
Money Market Securities	557,441	–	–	557,441
Total	$15,810,143	$–	$–	$15,810,143

* Refer to the Schedule of Investments for industry classifications.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2014, the Funds had no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period

NOTE 4. FEES AND TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreements, the Adviser is entitled to an investment advisor fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Small Cap Fund and 1.00% of the average daily net assets of the Mid Cap Fund. For the period ended September 30, 2014, the Adviser earned fees, before the waiver and recoupment described below, of $593,119 and $80,864 from the Small Cap Fund and the Mid Cap Fund, respectively. The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.25% of average daily net assets for the Small Cap Fund and 1.50% of the average daily net assets for the Mid Cap Fund through July 31, 2015. Prior to August 1, 2011, the Small Cap Fund’s expense cap was 1.50%. At September 30, 2014, the Adviser was owed $91,211 from the Small Cap Fund and $8,521 from the Mid Cap Fund. Each waiver or reimbursement by the Adviser with respect to a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. For the period ended September 30, 2014, the Adviser has recouped fees of $18,795 for the Small Cap Fund and has waived fees of $30,086 for the Mid Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2014, were as follows:

Fund	Amount	Expires March 31,
Small Cap Value Fund	$91,524	2015
	$95,674	2016
Mid Cap Value Fund	$102,935	2015
	$81,023	2016
	$73,903	2017
	$30,086	2018

Each Fund retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the period ended September 30, 2014, HASI earned fees of $39,732 for administrative services provided to the Small Cap Fund and $4,653 for the Mid Cap Fund. At September 30, 2014, HASI was owed $6,908 from the Small Cap Fund and $973 from the Mid Cap Fund, for administrative services. For the period ended September 30, 2014, HASI earned fees of $30,238 for fund accounting services provided to the Small Cap Fund and $3,581 for the Mid Cap Fund. At September 30, 2014, HASI owed $5,191 to the Small Cap Fund and was owed $552 from the

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 4. FEES AND TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES – continued

Mid Cap Fund, for fund accounting services. For the period ended September 30, 2014, HASI earned fees of $51,455 for transfer agency services provided to the Small Cap Fund and $14,798 for the Mid Cap Fund. At September 30, 2014, HASI was owed $4,334 from the Small Cap Fund and $3,161from the Mid Cap Fund, for transfer agency services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the period ended September 30, 2014, Huntington National Bank earned fees of $10,496 and $1,642 by the Small Cap Fund and Mid Cap Fund, respectively, for custody services provided to the Funds. At September 30, 2014, the custodian was owed $1,546 by the Small Cap Value Fund and $392 by the Mid Cap Value Fund for custody services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the period ended September 30, 2014. The Distributor and HASI are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases of investment securities	$54,770,474	$2,827,150
Proceeds from sales and maturities of investment securities	$64,499,187	$3,361,343

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2014, Dean Wealth Management LP and The CH Dean Companies LLC, each an affiliate of the Adviser and Sub-Adviser, owned 49.91% and 17.42%, respectively, of the Mid Cap Fund. As a result, Dean Wealth Management LP may be deemed to control the Mid Cap Fund.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

As of September 30, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$19,592,710	$3,519,468
Gross unrealized depreciation	(714,667)	(40,677)

Net unrealized appreciation	$18,878,043	$3,478,791

Federal income tax cost	$102,175,643	$12,331,352

Small Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$3,878,607	$205,037
Long-term capital gains	436,871	–

	$4,315,478	$205,037

Mid Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$8,760	$82,027

	$8,760	$82,027

As of March 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Small Cap Value Fund	Mid Cap Value Fund
Undistributed ordinary income	$2,621,596	$34,076
Undistributed long-term realized gain	6,249,044	–
Accumulated capital and other losses	–	(3,363,492)
Unrealized appreciation (depreciation)	23,583,330	3,959,204

	$32,453,970	$629,788

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales in the amount of $96,498 for the Small Cap Fund and of $8 for the Mid Cap Fund.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

As of March 31, 2014, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Pre-RIC Modernization Act	Amount	Expires March 31,
Mid Cap Value Fund	$1,228,128	2017
Mid Cap Value Fund	$2,135,365	2018

Total	$3,363,493

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. During the year ended March 31, 2014, the Mid Cap Fund utilized $884,929 in capital loss carryforwards.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since September 30, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 899-8343 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Zachary P. Richmond, Treasurer and

  Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collects the following nonpublic personal information about you:

•	Information the Funds receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through its transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2.       Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.       Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.       Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.       Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.       Schedule of Investments. Schedule filed with Item 1.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8.       Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.       Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.       Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.       Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/John C. Swhear
John C. Swhear, President

Date	11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/John C. Swhear
John C. Swhear, President

Date	11/25/2014

By	/s/Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/25/2014